Performance Management	Apr. 30, 2026
Monetta Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table show some indication of the risks of investing in the Monetta Fund. The bar chart shows the changes in the Fund’s performance from year to year. Also shown are the Monetta Fund’s highest and lowest quarterly returns. The table below shows the Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500® Index, a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Monetta Fund will perform in the future. Updated performance information is available on the Fund’s website at www.monetta.com or by calling 1‑800-MONETTA.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Monetta Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show some indication of the risks of investing in the Monetta Fund.
Bar Chart [Heading]	MONETTA FUND (MONTX) Calendar Year Total Returns (before taxes)
Bar Chart Closing [Text Block]

Highest Quarterly Return	25.65% (Quarter ended June 30, 2025)	Lowest Quarterly Return	-20.50% (Quarter ended June 30, 2022)

Highest Quarterly Return, Label [Optional Text]	HighestQuarterlyReturn
Highest Quarterly Return	25.65%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	LowestQuarterlyReturn
Lowest Quarterly Return	(20.50%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”). Holdings in such accounts may be subject to taxes at a later date.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”). Holdings in such accounts may be subject to taxes at a later date.
Performance Availability Website Address [Text]	www.monetta.com
Performance Availability Phone [Text]	1‑800-MONETTA
Monetta Young Investor Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table show the risks of investing in the Young Investor Fund. The bar chart shows the changes in the Young Investor Fund’s performance from year to year. Also shown are the Young Investor Fund’s highest and lowest quarterly returns. The table below shows the Young Investor Fund’s average annual total returns for certain time periods compared to the returns of the S&P 500® Index, a broad-based securities index. The Young Investor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Young Investor Fund will perform in the future. Updated performance is available on the Fund’s website at www.monetta.com or by calling 1-800-MONETTA.
Performance Past Does Not Indicate Future [Text]	The Young Investor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Young Investor Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show the risks of investing in the Young Investor Fund.
Bar Chart [Heading]	Young Investor Fund (MYIFX) Calendar Year Total Returns (before taxes)
Bar Chart Closing [Text Block]

Highest Quarterly Return	21.64% (Quarter ended June 30, 2020)	Lowest Quarterly Return	-19.14% (Quarter ended June 30, 2022)

Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	21.64%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(19.14%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”). Holdings in such accounts may be subject to taxes at a later date.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation, and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-exempt, tax-advantaged, or tax-deferred arrangements, such as 401(k) plans, 529 plans, or individual retirement accounts (“IRAs”). Holdings in such accounts may be subject to taxes at a later date.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Performance Availability Website Address [Text]	www.monetta.com
Performance Availability Phone [Text]	1-800-MONETTA